Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	TransUnion Holding Company, Inc.
Entity Central Index Key	0001552033
Entity Filer Category	Non-accelerated Filer
Transunion Corp
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	TRANSUNION CORP.
Entity Central Index Key	0001513514
Entity Filer Category	Non-accelerated Filer